Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 7,673	$ (72,883)	$ (624,724)	$ (10,552,771)
Adjustments to reconcile (net loss) to net cash (used in) operations:
Stock issued for services rendered	0	0	345,000	9,961,251
Increase (decrease) in operating liabilities
Accounts payable	(32,421)	63,691	26,408	(8,703)
Check in excess of bank balance	742	0
Customer deposit		(8,665)	(27,497)	(8,003)
Accrued payroll taxes	4,850		16,700
NET CASH (USED IN) OPERATING ACTIVITIES	(19,156)	(17,857)	(264,113)	(608,226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common shares to accredited investors	0			626,322
Incurrence of unsecured demand loan payable	0	0	250,000
Stock redemption and cancellation		(8,001)	(8,001)
NET CASH PROVIDED BY FINANCING ACTIVITIES		(8,001)	242,000	626,322
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,156)	(25,858)	(22,113)	18,096
CASH AND CASH EQUIVALENTS,
BEGINNING OF THE YEAR	19,156	41,269	41,269	23,174
END OF THE YEAR		$ 15,410	$ 19,156	$ 41,269